Provisions - Schedule of maturity of estimated benefits payments, Other Foreign Subsidiaries (Details) - Other foreign subsidiaries € in Millions	Dec. 31, 2024 EUR (€)
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 614
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	604
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	594
2028
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	600
2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	611
2030 to 2034
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,067